Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in-capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]
Beginning balance at Dec. 31, 2021	$ 863,878	$ 21,198	$ 671,831	$ 23,033	$ 147,816
Beginning balance (in shares) at Dec. 31, 2021		2,477,672
Net income (loss)	(39,561)				(39,561)
Pension adjustments, net of tax	(185)			(185)
Loss on foreign currency translation, net of tax	(11,087)			(11,087)
Reduction of capital reserve			(52,361)		52,361
Ending balance at Sep. 30, 2022	813,045	$ 21,198	619,470	11,761	160,616
Ending balance (in shares) at Sep. 30, 2022		2,477,672
Beginning balance at Jun. 30, 2022	843,057	$ 21,198	671,831	17,774	132,254
Beginning balance (in shares) at Jun. 30, 2022		2,477,672
Net income (loss)	(23,999)				(23,999)
Pension adjustments, net of tax	102			102
Loss on foreign currency translation, net of tax	(6,115)			(6,115)
Reduction of capital reserve			(52,361)		52,361
Ending balance at Sep. 30, 2022	813,045	$ 21,198	619,470	11,761	160,616
Ending balance (in shares) at Sep. 30, 2022		2,477,672
Beginning balance at Dec. 31, 2022	626,226	$ 21,198	359,280	19,360	226,388
Beginning balance (in shares) at Dec. 31, 2022		2,477,672
Net income (loss)	74,959				74,959
Pension adjustments, net of tax	(156)			(156)
Loss on foreign currency translation, net of tax	(3,168)			(3,168)
Ending balance at Sep. 30, 2023	697,860	$ 21,198	359,280	16,036	301,346
Ending balance (in shares) at Sep. 30, 2023		2,477,672
Beginning balance at Jun. 30, 2023	672,799	$ 21,198	359,280	17,905	274,416
Beginning balance (in shares) at Jun. 30, 2023		2,477,672
Net income (loss)	26,930				26,930
Pension adjustments, net of tax	(48)			(48)
Loss on foreign currency translation, net of tax	(1,821)			(1,821)
Ending balance at Sep. 30, 2023	$ 697,860	$ 21,198	$ 359,280	$ 16,036	$ 301,346
Ending balance (in shares) at Sep. 30, 2023		2,477,672